CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 50,692	$ 27,111	$ 15,048
Cost of revenues	(11,164)	(6,322)	(3,194)
Gross profit	39,528	20,789	11,854
Operating expenses:
Sales and marketing expenses	(33,388)	(23,637)	(13,279)
Product development expenses	(3,571)	(3,088)	(2,865)
General and administrative expenses	(10,615)	(7,727)	(8,068)
Total operating expenses	(47,574)	(34,452)	(24,212)
Loss from operations	(8,046)	(13,663)	(12,358)
Interest income	229	165	27
Other (expenses)/income, net	771	(1,416)	(453)
Loss before income tax	(7,046)	(14,914)	(12,784)
Income tax expenses	(276)	(118)	(60)
Net loss from continuing operations	(7,322)	(15,032)	(12,844)
Net loss from discontinued operations, net of income tax			(29,712)
Net loss	(7,322)	(15,032)	(42,556)
Net loss attributable to noncontrolling interests	(87)
Net loss, all attributable to the Company's ordinary shareholders	$ (7,235)	$ (15,032)	$ (42,556)
Weighted average number of ordinary shares used in computing basic per share	347,119,359	341,070,214	335,640,275
Weighted average number of ordinary shares used in computing diluted per share	347,119,359	341,070,214	335,640,275
Net loss per share attributable to ordinary shareholders-basic from continuing operations	$ (0.02)	$ (0.04)	$ (0.04)
Net loss per share attributable to ordinary shareholders-diluted from continuing operations	$ (0.02)	$ (0.04)	(0.04)
Net loss per share attributable to ordinary shareholders-basic from discontinued operations			(0.09)
Net loss per share attributable to ordinary shareholders-diluted from discontinued operations			$ (0.09)
Other comprehensive loss
Foreign currency translation adjustments	$ (373)	$ (627)	$ 9,082
Reclassification of exchange differences on translation of operations to consolidated statement of operations			(2,727)
Total comprehensive loss	(7,695)	(15,659)	(36,201)
Less: comprehensive income/(loss) attributable to noncontrolling interests	(14)	2
Total comprehensive loss attributable to ordinary shareholders	$ (7,681)	$ (15,661)	$ (36,201)
ADS
Operating expenses:
Net loss per share attributable to ordinary shareholders-basic from continuing operations	$ (1.25)	$ (2.64)	$ (2.3)
Net loss per share attributable to ordinary shareholders-diluted from continuing operations	$ (1.25)	$ (2.64)	(2.3)
Net loss per share attributable to ordinary shareholders-basic from discontinued operations			(5.31)
Net loss per share attributable to ordinary shareholders-diluted from discontinued operations			$ (5.31)